Accounts Payable and Accrued Liabilities (Details) - Schedule of accounts payable and accrued liabilities - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Trade payables	$ 15,686	$ 10,190
Non-trade payables and accrued expenses	27,270	1,975
Accounts payable and accrued liabilities	$ 42,956	$ 12,165